ASSETS HELD FOR SALE (Details) - CAD CAD in Millions		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Assets Held for Sale
Accounts receivable	CAD 4	CAD 4
Inventories	1	1
Other current assets	1	1
Plant, property and equipment	14	14
Total Assets Held for Sale (included in Other current assets, Note 5)	20	20
Liabilities Related to Assets Held for Sale
Accounts payable and other	38	38
Other long-term liabilities	1	1
Total Liabilities Related to Assets Held for Sale (included in Accounts payable and other, Note 13)	39	39
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain (loss) on disposal		CAD (125)	CAD 117
TC Offshore LLC | Disposal group, not discontinued operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain (loss) on disposal	CAD (125)